Capital Management and Risk Policies - Summary of key macroeconomic variables (Detail)	12 Months Ended
Dec. 31, 2025
QI | Base
Disclosure of Credit Quality of Debt Securities [line items]
GDP	2.20%
Unemployment Rate	(1.20%)
Real Salary	2.10%
Badlar rate	(15.70%)
Consumer Price Index (CPI)	26.40%
QI | Optimistic
Disclosure of Credit Quality of Debt Securities [line items]
GDP	2.50%
Unemployment Rate	(5.00%)
Real Salary	2.80%
Badlar rate	(31.90%)
Consumer Price Index (CPI)	25.50%
QI | Pessimistic
Disclosure of Credit Quality of Debt Securities [line items]
GDP	0.20%
Unemployment Rate	36.80%
Real Salary	(0.80%)
Badlar rate	23.20%
Consumer Price Index (CPI)	34.00%
QII | Base
Disclosure of Credit Quality of Debt Securities [line items]
GDP	3.60%
Unemployment Rate	(6.50%)
Real Salary	2.70%
Badlar rate	(28.80%)
Consumer Price Index (CPI)	24.20%
QII | Optimistic
Disclosure of Credit Quality of Debt Securities [line items]
GDP	4.20%
Unemployment Rate	(10.50%)
Real Salary	4.20%
Badlar rate	(43.60%)
Consumer Price Index (CPI)	22.40%
QII | Pessimistic
Disclosure of Credit Quality of Debt Securities [line items]
GDP	(0.40%)
Unemployment Rate	33.00%
Real Salary	(3.20%)
Badlar rate	6.80%
Consumer Price Index (CPI)	39.60%
QIII | Base
Disclosure of Credit Quality of Debt Securities [line items]
GDP	4.50%
Unemployment Rate	(7.60%)
Real Salary	3.70%
Badlar rate	(55.80%)
Consumer Price Index (CPI)	21.70%
QIII | Optimistic
Disclosure of Credit Quality of Debt Securities [line items]
GDP	5.50%
Unemployment Rate	(11.40%)
Real Salary	6.00%
Badlar rate	(65.40%)
Consumer Price Index (CPI)	19.00%
QIII | Pessimistic
Disclosure of Credit Quality of Debt Securities [line items]
GDP	(1.50%)
Unemployment Rate	30.40%
Real Salary	(5.00%)
Badlar rate	(32.80%)
Consumer Price Index (CPI)	45.10%
QIV | Base
Disclosure of Credit Quality of Debt Securities [line items]
GDP	5.50%
Unemployment Rate	(2.80%)
Real Salary	3.70%
Badlar rate	(27.20%)
Consumer Price Index (CPI)	18.10%
QIV | Optimistic
Disclosure of Credit Quality of Debt Securities [line items]
GDP	6.80%
Unemployment Rate	(6.90%)
Real Salary	6.80%
Badlar rate	(43.70%)
Consumer Price Index (CPI)	14.60%
QIV | Pessimistic
Disclosure of Credit Quality of Debt Securities [line items]
GDP	(2.60%)
Unemployment Rate	38.90%
Real Salary	(7.80%)
Badlar rate	12.50%
Consumer Price Index (CPI)	49.30%